PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Property And Equipment Tables
Property and Equipment

	July 31, 2017	April 30, 2017

Office furniture and equipment	$4,322	$454
Computer equipment and software	29,070	24,569
Less accumulated depreciation and amortization	(25,313)	(25,023)
	8,079	-
Land	67,088	-

	$75,167	$-

	2017	2016

Computer software and hardware	$25,023	$25,023
Less accumulated depreciation and amortization	(25,023)	(24,637)

	$-	$386